Consolidated Statements Of Equity (USD $) In Thousands, except Share data, unless otherwise specified		Share Capital [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	AerCap Holdings N.V. Shareholders' Equity [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2008		$ 699	$ 609,327			$ 499,011	$ 1,109,037	$ 17,018	$ 1,126,055
Balance, shares at Dec. 31, 2008		85,036,957
Share-based compensation			3,910				3,910		3,910
Default AerVenture partner	[1]		25,078				25,078	(25,078)
Sale to new AerVenture partner	[2]		(45,182)				(45,182)	74,578	29,396
Capital contributions from non-controlling interests								47,600	47,600
Comprehensive income:
Net income for the period						165,166	165,166	41,205	206,371	[3],[4]
Comprehensive income						165,166	165,166
Balance at Dec. 31, 2009		699	593,133			664,177	1,258,009	155,323	1,413,332
Balance, shares at Dec. 31, 2009		85,036,957
Share-based compensation			2,842				2,842		2,842
Issuance of equity capital		871	784,832				785,703		785,703
Issuance of equity capital, shares		64,195,469					785,703,000
Purchase of non-controlling interests	[5]		(49,854)				(49,854)	(214,439)	(264,293)
Sale to joint venture partner			2,072				2,072	(2,072)
Capital contributions from non-controlling interests								37,988	37,988
Comprehensive income:
Net change in fair value of derivatives, net of tax	[6]				5,005		5,005		5,005
Net income for the period						207,573	207,573	29,247	236,820	[10],[3],[4],[7],[8],[9]
Comprehensive income					5,005	207,573	212,578	29,247	241,825
Balance at Dec. 31, 2010		1,570	1,333,025		5,005	871,750	2,211,350	6,047	2,217,397
Balance, shares at Dec. 31, 2010		149,232,426
Share-based compensation			7,180				7,180		7,180
Purchase of treasury stock				(100,000)			(100,000)		(100,000)
Sale of non-controlling interests								(492)	(492)
Comprehensive income:
Net change in fair value of derivatives, net of tax	[6]				(13,518)		(13,518)		(13,518)
Net income for the period						172,224	172,224	526	172,750
Comprehensive income					(13,518)	172,224	158,706	526	159,232
Balance at Dec. 31, 2011		$ 1,570	$ 1,340,205	$ (100,000)	$ (8,513)	$ 1,043,974	$ 2,277,236	$ 6,081	$ 2,283,317
Balance, shares at Dec. 31, 2011		149,232,426

[1]	In March 2009, the 50% joint venture partner in AerVenture, LoadAir failed to make $80.0 million in required capital contributions to AerVenture, and as a result, LoadAir lost its voting rights and economic rights in AerVenture with the exception of certain rights to limited residual payments upon liquidation of AerVenture. As of March 31, 2009 AerVenture was a wholly owned subsidiary. The default of LoadAir increased shareholders' Equity by $25,078, through the elimination of the related non-controlling interest.
[2]	In June 2009, we sold 50% of AerVenture to Waha. The sale decreased shareholders' Equity by $45,182, through the establishment of the related non-controlling interest in accordance with ASC 810.
[3]	As a result of the sale of AeroTurbine and based on ASC 205-20, which governs financials statements for discontinued operations, the results of AeroTurbine have been reclassified to discontinued operations.
[4]	Certain reclassifications have been made to prior years' Consolidated Income Statements to reflect the current year presentation.
[5]	In November 2010, we repurchased Waha's 50% equity interest in AerVenture. The purchase is accounted for as an equity transaction and no gain or loss was recorded in accordance with ASC 810.
[6]	In 2010 and 2011 we entered into interest rate swaps for which we achieved cash flow hedge accounting treatment. During 2011 and 2010 no amounts were reclassified from accumulated other comprehensive income to the income statement.
[7]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.
[8]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010 and the issue of shares to Genesis and Waha.
[9]	The Amalgamation gain, net of transaction expenses of $274, as presented in the consolidated income statement, consists of the Amalgamation gain of $31,023, as presented in the consolidated statement of cash flow and transaction expenses of $30,749 (Note 1).
[10]	Includes the results of Genesis Lease Limited ("Genesis") for the period from March 25, 2010 (date of acquisition) to December 31, 2010 and the issue of shares to Genesis and Waha Capital PJSC ("Waha").